Supplemental Condensed Combining Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Net revenue	$ 17,910,787,000	$ 16,737,582,000	$ 15,831,613,000
Cost of revenues	12,131,145,000	11,406,419,000	10,835,767,000
Gross profit	5,779,642,000	5,331,163,000	4,995,846,000
Operating expenses:
Research and development	162,364,000	140,302,000	122,114,000
Operating income	2,637,523,000	2,326,732,000	2,254,533,000
Other (income) expense:
Income before income taxes	2,231,990,000	1,935,272,000	1,843,406,000
Income tax expense	683,139,000	622,123,000	583,598,000
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Less: Net income attributable to noncontrolling interests	305,584,000	283,704,000	214,542,000
Income attributable to the Company	1,243,267,000	1,029,445,000	1,045,266,000
Current assets:
Cash and cash equivalents	747,233,000	549,500,000	633,855,000	$ 682,777,000
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015	3,524,258,000	3,285,196,000
Accounts receivable from related parties	220,797,000	218,285,000
Inventories	1,409,834,000	1,340,751,000
Prepaid expenses and other current assets	1,411,833,000	1,374,715,000
Total current assets	7,313,955,000	6,768,447,000
Property, plant and equipment, net	3,773,213,000	3,425,574,000
Intangible assets	847,198,000	830,489,000
Goodwill	13,666,446,000	13,032,750,000	13,082,180,000
Deferred tax asset, non-current	202,838,000	188,833,000
Total assets	26,933,942,000	25,365,254,000
Current liabilities:
Accounts payable	606,694,000	627,828,000
Accounts payable to related parties	278,355,000	153,023,000
Accrued expenses and other current liabilities	2,653,185,000	2,503,137,000
Short-term borrowings and other financial liabilities	602,494,000	109,252,000
Short Term Borrowings Due To Related Parties Current	3,162,000	19,052,000
Current portion of long-term debt and capital lease obligations	763,398,000	664,335,000
Income tax payable, current	130,009,000	72,819,000
Total current liabilities	5,037,297,000	4,149,446,000
Total long-term debt less current maturities	7,202,545,000	7,853,487,000
Other liabilities	658,842,000	465,625,000
Pension liabilities	540,267,000	585,328,000
Income tax payable, non-current	124,576,000	162,500,000
Deferred tax liability, non-current	672,267,000	624,500,000
Total liabilities	14,235,794,000	13,840,886,000
Noncontrolling interests subject to put provisions ending	1,241,088,000	1,028,368,000	824,658,000
Company shareholders' equity	10,808,722,000	9,887,142,000
Noncontrolling interests not subject to put provisions	648,338,000	608,858,000
Total equity	11,457,060,000	10,496,000,000
Total liabilities and equity	26,933,942,000	25,365,254,000
Consolidated Statements of Comprehensive Income
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Defined Benefit Plan Actuarial Gain Loss	36,757,000	(56,250,000)
Total comprehensive income	1,564,688,000	1,059,636,000	716,566,000
Comprehensive income attributable to noncontrolling interests	(304,138,000)	(278,743,000)	(208,456,000)
Comprehensive income attributable to the Company	1,260,550,000	780,893,000	508,110,000
FMC US Finance [Member]
Other (income) expense:
Interest, net	7,152,000	6,993,000	6,930,000
Other, net		0	0
Income before income taxes	7,152,000	6,993,000	6,930,000
Income tax expense	2,625,000	2,584,000	2,524,000
Net Income	4,527,000	4,409,000	4,406,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	4,527,000	4,409,000	4,406,000
Current assets:
Cash and cash equivalents	0	2,000	1,000
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015		0
Accounts receivable from related parties	1,266,328,000	1,266,557,000
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	1,266,328,000	1,266,559,000
Property, plant and equipment, net		0
Intangible assets		0
Goodwill		0
Deferred tax asset, non-current		0
Other assets		0
Total assets	1,266,328,000	1,266,559,000
Current liabilities:
Accounts payable		0
Accounts payable to related parties		0
Accrued expenses and other current liabilities	29,771,000	29,771,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	502,671,000	0
Income tax payable, current		0
Total current liabilities	532,442,000	29,771,000
Total long-term debt less current maturities	650,000,000	1,157,603,000
Long term borrowings from related parties		0
Other liabilities		0
Pension liabilities		0
Income tax payable, non-current	976,000	801,000
Deferred tax liability, non-current		0
Total liabilities	1,183,418,000	1,188,175,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	82,910,000	78,384,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	82,910,000	78,384,000
Total liabilities and equity	1,266,328,000	1,266,559,000
Consolidated Statements of Comprehensive Income
Net Income	4,527,000	4,409,000	4,406,000
Total comprehensive income	4,527,000	4,409,000	4,406,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	4,527,000	4,409,000	4,406,000
Total Company [Member]
Operating expenses:
Selling, general and administrative	150,457,000	183,650,000	234,170,000
Research and development	0	0	0
Operating income	(150,457,000)	(183,650,000)	(234,170,000)
Other (income) expense:
Interest, net	(181,102,000)	(200,596,000)	(238,554,000)
Other, net	1,631,682,000	1,437,029,000	1,555,399,000
Income before income taxes	1,300,123,000	1,052,783,000	1,082,675,000
Income tax expense	56,856,000	23,338,000	37,409,000
Net Income	1,243,267,000	1,029,445,000	1,045,266,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	1,243,267,000	1,029,445,000	1,045,266,000
Current assets:
Cash and cash equivalents	38,207,000	448,000
Accounts receivable from related parties	1,867,405,000	985,449,000
Prepaid expenses and other current assets	80,201,000	91,902,000
Total current assets		1,077,799,000
Property, plant and equipment, net	649,000	595,000
Intangible assets	657,000	1,653,000
Goodwill		0
Deferred tax asset, non-current	105,601,000	91,392,000
Other assets	14,297,824,000	13,950,467,000
Total assets	16,390,544,000	15,121,906,000
Current liabilities:
Accounts payable	1,275,000	7,233,000
Accounts payable to related parties	361,658,000	277,986,000
Accrued expenses and other current liabilities	39,189,000	61,216,000
Short-term borrowings and other financial liabilities	844,800,000	0
Short Term Borrowings Due To Related Parties Current	1,310,482,000	1,757,402,000
Current portion of long-term debt and capital lease obligations	25,298,000	25,228,000
Income tax payable, current	10,410,000	20,898,000
Total current liabilities	2,593,112,000	2,149,963,000
Total long-term debt less current maturities	628,551,000	663,515,000
Long term borrowings from related parties	2,204,248,000	2,276,600,000
Other liabilities	102,595,000	117,444,000
Pension liabilities	20,090,000	15,342,000
Income tax payable, non-current	33,226,000	11,900,000
Total liabilities	5,581,822,000	5,234,764,000
Company shareholders' equity	10,808,722,000	9,887,142,000
Noncontrolling interests not subject to put provisions		0
Total equity	10,808,722,000	9,887,142,000
Total liabilities and equity	16,390,544,000	15,121,906,000
Consolidated Statements of Comprehensive Income
Net Income	1,243,267,000	1,029,445,000	1,045,266,000
Gain Loss Cash Flow Hedges	30,311,000	40,358,000	46,374,000
Defined Benefit Plan Actuarial Gain Loss	(2,686,000)	2,228,000	(4,788,000)
gain loss foreign currency translation	77,047,000	(46,797,000)	20,407,000
Income Tax Expense Benefit Components Other Comprehensive Income	(9,501,000)	(12,251,000)	(11,873,000)
other comprehensive income net of tax	95,171,000	(16,462,000)	50,120,000
Total comprehensive income	1,338,438,000	1,012,983,000	1,095,386,000
Comprehensive income attributable to the Company	1,338,438,000	1,012,983,000	1,095,386,000
D GmbH [Member]
Consolidated Statements of Income
Net revenue	1,930,408,000	1,870,515,000	2,211,756,000
Cost of revenues	1,218,268,000	1,192,256,000	1,395,295,000
Gross profit	712,140,000	678,259,000	816,461,000
Operating expenses:
Selling, general and administrative	225,873,000	255,184,000	198,789,000
Research and development	90,490,000	75,661,000	74,338,000
Operating income	395,777,000	347,414,000	543,334,000
Other (income) expense:
Interest, net	3,925,000	3,706,000	5,029,000
Other, net	(299,545,000)	(208,835,000)	(382,870,000)
Income before income taxes	100,157,000	142,285,000	165,493,000
Income tax expense	118,090,000	120,728,000	150,268,000
Net Income	(17,933,000)	21,557,000	15,225,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	(17,933,000)	21,557,000	15,225,000
Current assets:
Cash and cash equivalents	988,000	5,055,000	5,722,000
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015	152,040,000	144,105,000
Accounts receivable from related parties	994,691,000	682,359,000
Inventories	238,215,000	233,012,000
Prepaid expenses and other current assets	49,939,000	60,024,000
Total current assets	1,435,873,000	1,124,555,000
Property, plant and equipment, net	274,042,000	267,926,000
Intangible assets	44,528,000	51,593,000
Goodwill	52,908,000	49,599,000
Deferred tax asset, non-current	49,495,000	27,626,000
Other assets	36,194,000	43,452,000
Total assets	1,893,040,000	1,564,751,000
Current liabilities:
Accounts payable	25,315,000	22,914,000
Accounts payable to related parties	808,527,000	497,410,000
Accrued expenses and other current liabilities	126,974,000	118,047,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	1,284,000	0
Income tax payable, current		0
Total current liabilities	962,100,000	638,371,000
Total long-term debt less current maturities	4,563,000	0
Long term borrowings from related parties		0
Other liabilities	3,862,000	1,612,000
Pension liabilities	381,788,000	315,171,000
Income tax payable, non-current		0
Deferred tax liability, non-current		0
Total liabilities	1,352,313,000	955,154,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	540,727,000	609,597,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	540,727,000	609,597,000
Total liabilities and equity	1,893,040,000	1,564,751,000
Consolidated Statements of Comprehensive Income
Net Income	(17,933,000)	21,557,000	15,225,000
Gain Loss Cash Flow Hedges	1,412,000
Defined Benefit Plan Actuarial Gain Loss	(39,547,000)	53,574,000	(85,460,000)
gain loss foreign currency translation	(16,128,000)	(63,961,000)	(85,635,000)
Income Tax Expense Benefit Components Other Comprehensive Income	(12,161,000)	(15,869,000)	25,288,000
other comprehensive income net of tax	(66,424,000)	(26,256,000)	(145,807,000)
Total comprehensive income	(84,357,000)	(4,699,000)	(130,582,000)
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	(84,357,000)	(4,699,000)	(130,582,000)
FMCH [Member]
Operating expenses:
Selling, general and administrative	23,507,000	190,544,000	147,203,000
Research and development	0	0	0
Operating income	(23,507,000)	(190,544,000)	(147,203,000)
Other (income) expense:
Interest, net	(235,053,000)	(227,381,000)	(198,726,000)
Other, net	1,006,195,000	844,301,000	771,567,000
Income before income taxes	747,635,000	426,376,000	425,638,000
Income tax expense	(102,002,000)	(164,871,000)	(136,469,000)
Net Income	849,637,000	591,247,000	562,107,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	849,637,000	591,247,000	562,107,000
Current assets:
Cash and cash equivalents		0	0
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015		0
Accounts receivable from related parties	2,344,048,000	2,434,976,000
Inventories	0	0
Prepaid expenses and other current assets	183,000	983,000
Total current assets	2,344,231,000	2,435,959,000
Property, plant and equipment, net		0
Intangible assets		0
Goodwill		0
Deferred tax asset, non-current		0
Other assets	14,515,756,000	13,256,088,000
Total assets	16,859,987,000	15,692,047,000
Current liabilities:
Accounts payable		0
Accounts payable to related parties	1,672,266,000	1,668,390,000
Accrued expenses and other current liabilities	150,676,000	15,527,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	200,000,000	200,000,000
Income tax payable, current		0
Total current liabilities	2,022,942,000	1,883,917,000
Total long-term debt less current maturities	1,896,451,000	2,113,544,000
Long term borrowings from related parties	3,246,515,000	2,680,741,000
Other liabilities	410,454,000	488,142,000
Pension liabilities	0	0
Income tax payable, non-current	0	0
Deferred tax liability, non-current	0	0
Total liabilities	7,576,362,000	7,166,344,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock	0	235,141,000
Company shareholders' equity	9,283,625,000	8,290,562,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	9,283,625,000	8,290,562,000
Total liabilities and equity	16,859,987,000	15,692,047,000
Consolidated Statements of Comprehensive Income
Net Income	849,637,000	591,247,000	562,107,000
Defined Benefit Plan Actuarial Gain Loss	45,479,000	21,765,000	(116,240,000)
gain loss foreign currency translation	0	0
Income Tax Expense Benefit Components Other Comprehensive Income	17,941,000	(8,586,000)	45,857,000
other comprehensive income net of tax	63,420,000	13,179,000	(70,383,000)
Total comprehensive income	913,057,000	604,426,000	491,724,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	913,057,000	604,426,000	491,724,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	19,269,789,000	17,938,856,000	17,159,641,000
Cost of revenues	14,162,753,000	13,279,090,000	12,929,889,000
Gross profit	5,107,036,000	4,659,766,000	4,229,752,000
Operating expenses:
Selling, general and administrative	2,557,983,000	2,256,333,000	2,046,499,000
Research and development	72,598,000	64,641,000	47,776,000
Operating income	2,476,455,000	2,338,792,000	2,135,477,000
Other (income) expense:
Interest, net	(455,000)	25,829,000	14,181,000
Other, net	0	0	0
Income before income taxes	2,476,000,000	2,364,621,000	2,149,658,000
Income tax expense	909,834,000	880,073,000	832,919,000
Net Income	1,566,166,000	1,484,548,000	1,316,739,000
Less: Net income attributable to noncontrolling interests	305,584,000	283,704,000	214,542,000
Income attributable to the Company	1,260,582,000	1,200,844,000	1,102,197,000
Current assets:
Cash and cash equivalents	1,012,927,000	544,443,000	628,015,000
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015	3,372,856,000	3,140,355,000
Accounts receivable from related parties	4,124,502,000	4,002,451,000
Inventories	1,353,960,000	1,256,252,000
Prepaid expenses and other current assets	1,238,146,000	1,186,883,000
Total current assets	11,102,391,000	10,130,384,000
Property, plant and equipment, net	3,601,302,000	3,260,604,000
Intangible assets	796,804,000	777,319,000
Goodwill	13,613,538,000	12,983,151,000
Deferred tax asset, non-current	166,127,000	221,211,000
Other assets	7,471,030,000	6,372,300,000
Total assets	36,751,192,000	33,744,969,000
Current liabilities:
Accounts payable	580,104,000	597,681,000
Accounts payable to related parties	6,761,341,000	5,386,272,000
Accrued expenses and other current liabilities	2,309,043,000	2,285,939,000
Short-term borrowings and other financial liabilities	100,788,000	109,700,000
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	34,145,000	439,107,000
Income tax payable, current	119,599,000	51,921,000
Total current liabilities	9,905,020,000	8,870,620,000
Total long-term debt less current maturities	6,423,443,000	6,657,108,000
Long term borrowings from related parties	0	0
Other liabilities	103,597,000	(176,998,000)
Pension liabilities	175,137,000	284,589,000
Income tax payable, non-current	(2,368,000)	22,060,000
Deferred tax liability, non-current	703,018,000	693,815,000
Total liabilities	17,307,847,000	16,351,194,000
Noncontrolling interests subject to put provisions ending	1,241,088,000	1,028,368,000
redeemable preferred stock	0	(235,141,000)
Company shareholders' equity	17,553,919,000	15,991,690,000
Noncontrolling interests not subject to put provisions	648,338,000	608,858,000
Total equity	18,202,257,000	16,600,548,000
Total liabilities and equity	36,751,192,000	33,744,969,000
Consolidated Statements of Comprehensive Income
Net Income	1,566,166,000	1,484,548,000	1,316,739,000
Gain Loss Cash Flow Hedges	(3,928,000)	19,773,000	(20,827,000)
Defined Benefit Plan Actuarial Gain Loss	(4,710,000)	4,267,000	(8,673,000)
gain loss foreign currency translation	(83,079,000)	(258,491,000)	(375,504,000)
Income Tax Expense Benefit Components Other Comprehensive Income	(8,053,000)	(6,647,000)	8,889,000
other comprehensive income net of tax	(99,770,000)	(241,098,000)	(396,115,000)
Total comprehensive income	1,466,396,000	1,243,450,000	920,624,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	1,466,396,000	1,243,450,000	920,624,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(3,289,410,000)	(3,071,789,000)	(3,539,784,000)
Cost of revenues	(3,249,876,000)	(3,064,927,000)	(3,489,417,000)
Gross profit	(39,534,000)	(6,862,000)	(50,367,000)
Operating expenses:
Selling, general and administrative	21,935,000	(21,582,000)	(7,462,000)
Research and development	(724,000)	0	0
Operating income	(60,745,000)	14,720,000	(42,905,000)
Other (income) expense:
Interest, net	0	(11,000)	13,000
Other, net	(2,338,332,000)	(2,072,495,000)	(1,944,096,000)
Income before income taxes	(2,399,077,000)	(2,057,786,000)	(1,986,988,000)
Income tax expense	(302,264,000)	(239,729,000)	(303,053,000)
Net Income	(2,096,813,000)	(1,818,057,000)	(1,683,935,000)
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	(2,096,813,000)	(1,818,057,000)	(1,683,935,000)
Current assets:
Cash and cash equivalents	(304,889,000)	(448,000)	0
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015	(638,000)	736,000
Accounts receivable from related parties	(10,376,177,000)	(9,153,507,000)
Inventories	(182,341,000)	(148,513,000)
Prepaid expenses and other current assets	43,364,000	34,923,000
Total current assets	(10,820,681,000)	(9,266,809,000)
Property, plant and equipment, net	(102,780,000)	(103,551,000)
Intangible assets	5,209,000	(76,000)
Goodwill	0	0
Deferred tax asset, non-current	(118,385,000)	(151,396,000)
Other assets	(35,190,512,000)	(32,503,146,000)
Total assets	(46,227,149,000)	(42,024,978,000)
Current liabilities:
Accounts payable		0
Accounts payable to related parties	(9,325,437,000)	(7,677,035,000)
Accrued expenses and other current liabilities	(2,468,000)	(7,363,000)
Short-term borrowings and other financial liabilities	(343,094,000)	(448,000)
Short Term Borrowings Due To Related Parties Current	(1,307,320,000)	(1,738,350,000)
Current portion of long-term debt and capital lease obligations		0
Income tax payable, current		0
Total current liabilities	(10,978,319,000)	(9,423,196,000)
Total long-term debt less current maturities	(2,400,463,000)	(2,738,283,000)
Long term borrowings from related parties	(5,450,763,000)	(4,957,341,000)
Other liabilities	38,334,000	35,425,000
Pension liabilities	(36,748,000)	(29,774,000)
Income tax payable, non-current	92,742,000	127,739,000
Deferred tax liability, non-current	(30,751,000)	(69,315,000)
Total liabilities	(18,765,968,000)	(17,054,745,000)
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	(27,461,181,000)	(24,970,233,000)
Noncontrolling interests not subject to put provisions	0	0
Total equity	(27,461,181,000)	(24,970,233,000)
Total liabilities and equity	(46,227,149,000)	(42,024,978,000)
Consolidated Statements of Comprehensive Income
Net Income	(2,096,813,000)	(1,818,057,000)	(1,683,935,000)
gain loss foreign currency translation	23,440,000	17,124,000	18,943,000
other comprehensive income net of tax	23,440,000	17,124,000	18,943,000
Total comprehensive income	(2,073,373,000)	(1,800,933,000)	(1,664,992,000)
Comprehensive income attributable to noncontrolling interests	(304,138,000)	(278,743,000)	(208,456,000)
Comprehensive income attributable to the Company	(2,377,511,000)	(2,079,676,000)	(1,873,448,000)
Combined Total [Member]
Consolidated Statements of Income
Net revenue	17,910,787,000	16,737,582,000	15,831,613,000
Cost of revenues	12,131,145,000	11,406,419,000	10,835,767,000
Gross profit	5,779,642,000	5,331,163,000	4,995,846,000
Operating expenses:
Selling, general and administrative	2,979,755,000	2,864,129,000	2,619,199,000
Research and development	162,364,000	140,302,000	122,114,000
Operating income	2,637,523,000	2,326,732,000	2,254,533,000
Other (income) expense:
Interest, net	(405,533,000)	(391,460,000)	(411,127,000)
Other, net	0	0	0
Income before income taxes	2,231,990,000	1,935,272,000	1,843,406,000
Income tax expense	683,139,000	622,123,000	583,598,000
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Less: Net income attributable to noncontrolling interests	305,584,000	283,704,000	214,542,000
Income attributable to the Company	1,243,267,000	1,029,445,000	1,045,266,000
Current assets:
Cash and cash equivalents	747,233,000	549,500,000	633,855,000
Trade accounts receivable less allowance for doubtful accounts of $465,790 in 2016 and $465,790 in 2015	3,524,258,000	3,285,196,000
Accounts receivable from related parties	220,797,000	218,285,000
Inventories	1,409,834,000	1,340,751,000
Prepaid expenses and other current assets	1,411,833,000	1,374,715,000
Total current assets	7,313,955,000	6,768,447,000
Property, plant and equipment, net	3,773,213,000	3,425,574,000
Intangible assets	847,198,000	830,489,000
Goodwill	13,666,446,000	13,032,750,000
Deferred tax asset, non-current	202,838,000	188,833,000
Other assets	1,130,292,000	1,119,161,000
Total assets	26,933,942,000	25,365,254,000
Current liabilities:
Accounts payable	606,694,000	627,828,000
Accounts payable to related parties	278,355,000	153,023,000
Accrued expenses and other current liabilities	2,653,185,000	2,503,137,000
Short-term borrowings and other financial liabilities	602,494,000	109,252,000
Short Term Borrowings Due To Related Parties Current	3,162,000	19,052,000
Current portion of long-term debt and capital lease obligations	763,398,000	664,335,000
Income tax payable, current	130,009,000	72,819,000
Total current liabilities	5,037,297,000	4,149,446,000
Total long-term debt less current maturities	7,202,545,000	7,853,487,000
Long term borrowings from related parties	0	0
Other liabilities	658,842,000	465,625,000
Pension liabilities	540,267,000	585,328,000
Income tax payable, non-current	124,576,000	162,500,000
Deferred tax liability, non-current	672,267,000	624,500,000
Total liabilities	14,235,794,000	13,840,886,000
Noncontrolling interests subject to put provisions ending	1,241,088,000	1,028,368,000
redeemable preferred stock	0	0
Company shareholders' equity	10,808,722,000	9,887,142,000
Noncontrolling interests not subject to put provisions	648,338,000	608,858,000
Total equity	11,457,060,000	10,496,000,000
Total liabilities and equity	26,933,942,000	25,365,254,000
Consolidated Statements of Comprehensive Income
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Gain Loss Cash Flow Hedges	27,795,000	60,131,000	25,547,000
Defined Benefit Plan Actuarial Gain Loss	(1,464,000)	81,834,000	(215,161,000)
gain loss foreign currency translation	1,280,000	(352,125,000)	(421,789,000)
Income Tax Expense Benefit Components Other Comprehensive Income	(11,774,000)	(43,353,000)	68,161,000
other comprehensive income net of tax	15,837,000	(253,513,000)	(543,242,000)
Total comprehensive income	1,564,688,000	1,059,636,000	716,566,000
Comprehensive income attributable to noncontrolling interests	(304,138,000)	(278,743,000)	(208,456,000)
Comprehensive income attributable to the Company	$ 1,260,550,000	$ 780,893,000	$ 508,110,000